SCHEDULE OF LEASE ACTIVITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease, balance	$ 4,983	$ 3,787
Finance lease, balance	782	830
Operating lease, Amortization	(413)	(243)
Finance lease, Amortization	(161)	(152)
Operating Leases, Additional lease		1,439
Finance Leases, Additional lease		104
Operating lease, balance	4,570	4,983
Finance lease, balance	$ 621	$ 782